UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22110

AdvisorShares Trust
(Exact name of registrant as specified in charter)

2 Bethesda Metro Center Suite 1330 Bethesda, MD	20814
(Address of principal executive offices)	(Zip code)

Noah Hamman 2 Bethesda Metro Center Suite 1330 Bethesda, MD 20814
(Name and address of agent for service)

Registrant's telephone number, including area code:	1 (877) 843-3831

Date of fiscal year end:	June 30, 2012

Date of reporting period:	March 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

ADVISORSHARES TRUST
ACCUVEST GLOBAL LONG SHORT ETF(a)
Schedule of Investments

March 31, 2012 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–95.7%
Equity Fund(b)
iShares FTSE China 25 Index Fund	44,672	$1,636,335
iShares MSCI Brazil Index Fund	11,658	754,739
iShares MSCI Brazil Small Capital Index Fund	83,169	2,277,999
iShares MSCI Germany Index Fund	36,614	852,008
iShares MSCI Japan Small Cap Index Fund	20,521	962,271
iShares MSCI South Korea Index Fund	26,573	1,582,156
iShares MSCI Thailand Investable Market Index Fund	25,063	1,824,336
iShares Russell 2000 Index Fund	19,935	1,651,615
iShares S&P 500 Index Fund	12,210	1,724,174
Market Vectors Russia ETF	30,809	951,690
Total Exchange Traded Funds (Cost $13,818,620)		14,217,323
MONEY MARKET FUND–6.1%
Dreyfus Cash Management - Investor Class (Cost $904,600)	904,600	904,600
Total Investments Before Securities Sold, Not Yet Purchased (Cost $14,723,220)		15,121,923

Securities Sold, Not Yet Purchased
EXCHANGE TRADED FUNDS–(95.3)%
Equity Fund
iShares MSCI Australia Index Fund	39,250	(922,768)
iShares MSCI Austria Investable Market Index Fund	118,183	(1,940,565)
iShares MSCI Belgium Investable Market Index Fund	129,803	(1,601,769)
iShares MSCI Canada Index Fund	71,221	(2,018,403)
iShares MSCI France Index Fund	27,496	(606,837)
iShares MSCI Italy Index Fund	133,582	(1,747,253)
iShares MSCI Japan Index Fund	51,229	(521,511)
iShares MSCI Netherlands Investable Market Index Fund	49,522	(940,423)
iShares MSCI Spain Index Fund	85,748	(2,512,416)
iShares MSCI Switzerland Index Fund	53,811	(1,346,889)

ADVISORSHARES TRUST
ACCUVEST GLOBAL LONG SHORT ETF(a)
Schedule of Investments

Investments	Shares	Value
Equity Fund–(95.3)% (continued)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(13,967,546)]		$(14,158,834)

Total Investments–6.5% (Cost $755,674)		963,089
Other Assets in Excess of Liabilities–93.5%		13,899,739
Net Assets–100.0%		$14,862,828

Futures Contracts
Type	Broker	Expiration Date	Number of Contracts	Value at Trade Date	Value at March 31, 2012	Unrealized Appreciation/ (Depreciation)(c)
E-Mini S&P 500 Futures	Morgan Stanley	June 2012	56	$3,902,897	$3,928,960	$26,063
Mini MSCI EAFE Index Futures	Morgan Stanley	June 2012	17	1,310,431	1,310,360	(71)
Mini MSCI Emerging Markets Index Futures	Morgan Stanley	June 2012	25	1,323,607	1,299,000	(24,607)
						$1,385

____________
ETF - Exchange Traded Fund

(a)	Formerly Mars Hill Global Relative Value ETF.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(c)	The amount represents fair value of derivative instruments subject to equity risk exposure as of March 31, 2012.

Cash of $13,840,396 has been segregated to cover requirement for open futures contracts and short sales as of March 31, 2012.

ADVISORSHARES TRUST
ACCUVEST GLOBAL OPPORTUNITIES ETF
Schedule of Investments

March 31, 2012 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–98.8%
Equity Fund
iShares FTSE China 25 Index Fund	75,936	$2,781,536
iShares MSCI Brazil Index Fund	21,046	1,362,518
iShares MSCI Russia Capped Index Fund	51,084	1,270,970
iShares MSCI South Korea Index Fund	46,728	2,782,185
iShares MSCI Thailand Investable Market Index Fund	43,894	3,195,044
iShares S&P 500 Index Fund	19,630	2,771,952
Total Exchange Traded Funds (Cost $14,083,543)		14,164,205
MONEY MARKET FUND–0.9%
Dreyfus Cash Management - Investor Class (Cost $126,605)	126,605	126,605
Total Investments–99.7% (Cost $14,210,148)		14,290,810
Other Assets in Excess of Liabilities–0.3%		40,646
Net Assets–100.0%		$14,331,456

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments

March 31, 2012 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–97.4%
Advertising–0.2%
Omnicom Group, Inc.	529	$26,794

Aerospace/Defense–1.8%
Boeing Co. (The)	333	24,765
General Dynamics Corp.	524	38,451
Goodrich Corp.	193	24,210
L-3 Communications Holdings, Inc.	492	34,819
Lockheed Martin Corp.	320	28,755
Northrop Grumman Corp.	523	31,945
Raytheon Co.	616	32,512
Rockwell Collins, Inc.	721	41,501
United Technologies Corp.	458	37,987
Total Aerospace/Defense		294,945
Agriculture–0.8%
Altria Group, Inc.	636	19,633
Archer-Daniels-Midland Co.	1,324	41,918
Lorillard, Inc.	205	26,543
Philip Morris International, Inc.	287	25,431
Reynolds American, Inc.	415	17,198
Total Agriculture		130,723
Airlines–0.5%
Delta Air Lines, Inc.*	3,776	37,420
United Continental Holdings, Inc.*	1,685	36,228
Total Airlines		73,648
Apparel–0.9%
Coach, Inc.	564	43,586
Nike, Inc., Class B	256	27,761
Ralph Lauren Corp.	234	40,793
VF Corp.	252	36,787
Total Apparel		148,927
Auto Manufacturers–1.3%
Ford Motor Co.	3,959	49,448
General Motors Co.*	3,205	82,208

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments

Investments	Shares	Value
Auto Manufacturers–1.3% (continued)
PACCAR, Inc.	1,525	$71,416
Total Auto Manufacturers		203,072
Auto Parts & Equipment–0.8%
BorgWarner, Inc.*	775	65,363
Johnson Controls, Inc.	1,810	58,789
Total Auto Parts & Equipment		124,152
Banks–5.4%
Bank of America Corp.	8,490	81,249
Bank of New York Mellon Corp. (The)	1,927	46,498
BB&T Corp.	1,566	49,157
Capital One Financial Corp.	1,086	60,534
CIT Group, Inc.*	357	14,723
Citigroup, Inc.	1,769	64,657
Comerica, Inc.	519	16,795
Fifth Third Bancorp	3,195	44,890
Goldman Sachs Group, Inc. (The)	470	58,454
JPMorgan Chase & Co.	1,120	51,498
KeyCorp	3,105	26,392
M&T Bank Corp.	461	40,052
Morgan Stanley	1,778	34,920
Northern Trust Corp.	718	34,069
PNC Financial Services Group, Inc.	303	19,540
Regions Financial Corp.	4,252	28,021
State Street Corp.	969	44,089
SunTrust Banks, Inc.	2,684	64,872
US Bancorp	1,323	41,913
Wells Fargo & Co.	1,636	55,853
Total Banks		878,176
Beverages–1.5%
Beam, Inc.	308	18,039
Brown-Forman Corp., Class B	161	13,426
Coca-Cola Co. (The)	270	19,983
Coca-Cola Enterprises, Inc.	1,288	36,837

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments

Investments	Shares	Value
Beverages–1.5% (continued)
Dr Pepper Snapple Group, Inc.	643	$25,855
Green Mountain Coffee Roasters, Inc.*	1,470	68,855
Molson Coors Brewing Co., Class B	311	14,073
Monster Beverage Corp.*	432	26,823
PepsiCo, Inc.	239	15,857
Total Beverages		239,748
Biotechnology–2.0%
Alexion Pharmaceuticals, Inc.*	328	30,458
Amgen, Inc.	445	30,255
Biogen Idec, Inc.*	171	21,541
Celgene Corp.*	731	56,667
Gilead Sciences, Inc.*	1,222	59,695
Life Technologies Corp.*	918	44,817
Vertex Pharmaceuticals, Inc.*	1,863	76,402
Total Biotechnology		319,835
Chemicals–3.4%
Air Products & Chemicals, Inc.	311	28,550
Airgas, Inc.	334	29,716
Celanese Corp., Series A	928	42,855
CF Industries Holdings, Inc.	453	82,741
Dow Chemical Co. (The)	962	33,324
E.I. du Pont de Nemours & Co.	739	39,093
Eastman Chemical Co.	1,055	54,533
Ecolab, Inc.	431	26,601
FMC Corp.	314	33,240
Monsanto Co.	274	21,854
Mosaic Co. (The)	1,152	63,694
PPG Industries, Inc.	334	31,997
Praxair, Inc.	207	23,731
Sherwin-Williams Co. (The)	226	24,559
Sigma-Aldrich Corp.	300	21,918
Total Chemicals		558,406
Commercial Services–1.9%
Alliance Data Systems Corp.*	420	52,903

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments

Investments	Shares	Value
Commercial Services–1.9% (continued)
Apollo Group, Inc., Class A*	462	$17,852
Automatic Data Processing, Inc.	318	17,550
Iron Mountain, Inc.	518	14,918
MasterCard, Inc., Class A	99	41,634
Moody's Corp.	968	40,753
Paychex, Inc.	556	17,230
Verisk Analytics, Inc., Class A*	454	21,324
Visa, Inc., Class A	396	46,728
Western Union Co. (The)	2,221	39,090
Total Commercial Services		309,982
Computers–3.2%
Apple, Inc.*	162	97,114
Cognizant Technology Solutions Corp., Class A*	620	47,709
Dell, Inc.*	1,603	26,610
EMC Corp.*	2,022	60,417
Hewlett-Packard Co.	1,835	43,728
IHS, Inc., Class A*	284	26,597
International Business Machines Corp.	179	37,348
NetApp, Inc.*	1,160	51,933
SanDisk Corp.*	1,050	52,070
Teradata Corp.*	540	36,801
Western Digital Corp.*	1,029	42,590
Total Computers		522,917
Cosmetics/Personal Care–0.6%
Avon Products, Inc.	2,094	40,540
Colgate-Palmolive Co.	164	16,036
Estee Lauder Cos., Inc. (The), Class A	356	22,051
Procter & Gamble Co. (The)	272	18,281
Total Cosmetics/Personal Care		96,908
Distribution/Wholesale–0.9%
Fastenal Co.	414	22,397
Fossil, Inc.*	567	74,833
Genuine Parts Co.	276	17,319
W.W. Grainger, Inc.	137	29,429

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments

Investments	Shares	Value
Distribution/Wholesale–0.9% (continued)
Total Distribution/Wholesale		$143,978
Diversified Financial Services–3.3%
Affiliated Managers Group, Inc.*	340	38,015
American Express Co.	782	45,246
Ameriprise Financial, Inc.	897	51,246
BlackRock, Inc.	183	37,497
Charles Schwab Corp. (The)	2,840	40,811
CME Group, Inc.	144	41,664
Discover Financial Services	2,506	83,550
Franklin Resources, Inc.	368	45,643
IntercontinentalExchange, Inc.*	244	33,530
NYSE Euronext	1,386	41,594
T. Rowe Price Group, Inc.	386	25,206
TD Ameritrade Holding Corp.	2,319	45,777
Total Diversified Financial Services		529,779
Electric–1.7%
AES Corp. (The)*	3,710	48,490
American Electric Power Co., Inc.	186	7,176
CMS Energy Corp.	537	11,814
Consolidated Edison, Inc.	129	7,536
Dominion Resources, Inc.	176	9,013
DTE Energy Co.	155	8,530
Duke Energy Corp.	421	8,845
Edison International	228	9,692
Entergy Corp.	147	9,879
Exelon Corp.	252	9,881
FirstEnergy Corp.	176	8,024
NextEra Energy, Inc.	210	12,827
Northeast Utilities	434	16,110
OGE Energy Corp.	230	12,305
PG&E Corp.	237	10,288
Pinnacle West Capital Corp.	250	11,975
PPL Corp.	659	18,623
Progress Energy, Inc.	146	7,754

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments

Investments	Shares	Value
Electric–1.7% (continued)
Public Service Enterprise Group, Inc.	358	$10,958
SCANA Corp.	208	9,487
Southern Co. (The)	223	10,019
Wisconsin Energy Corp.	343	12,067
Xcel Energy, Inc.	425	11,250
Total Electric		282,543
Electrical Components & Equipment–0.6%
AMETEK, Inc.	738	35,800
Emerson Electric Co.	746	38,926
Energizer Holdings, Inc.*	330	24,480
Total Electrical Components & Equipment		99,206
Electronics–1.9%
Agilent Technologies, Inc.	1,279	56,928
Amphenol Corp., Class A	689	41,182
Honeywell International, Inc.	822	50,183
Thermo Fisher Scientific, Inc.	1,016	57,282
Trimble Navigation Ltd.*	1,069	58,175
Waters Corp.*	423	39,195
Total Electronics		302,945
Engineering & Construction–0.5%
Fluor Corp.	670	40,227
Jacobs Engineering Group, Inc.*	845	37,492
Total Engineering & Construction		77,719
Entertainment–0.2%
International Game Technology	1,533	25,739

Environmental Control–0.4%
Republic Services, Inc.	773	23,623
Stericycle, Inc.*	279	23,336
Waste Management, Inc.	724	25,311
Total Environmental Control		72,270
Food–1.8%
Campbell Soup Co.	328	11,103
ConAgra Foods, Inc.	559	14,679
General Mills, Inc.	379	14,952

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments

Investments	Shares	Value
Food–1.8% (continued)
H.J. Heinz Co.	250	$13,387
Hershey Co. (The)	185	11,346
Hormel Foods Corp.	704	20,782
JM Smucker Co. (The)	181	14,726
Kellogg Co.	345	18,502
Kraft Foods, Inc., Class A	593	22,540
Kroger Co. (The)	1,117	27,065
McCormick & Co., Inc.	327	17,799
Safeway, Inc.	1,420	28,698
Sara Lee Corp.	681	14,662
Sysco Corp.	479	14,303
Tyson Foods, Inc., Class A	1,238	23,708
Whole Foods Market, Inc.	237	19,718
Total Food		287,970
Forest Products & Paper–0.2%
International Paper Co.	455	15,971
MeadWestvaco Corp.	687	21,702
Total Forest Products & Paper		37,673
Gas–0.3%
CenterPoint Energy, Inc.	437	8,618
NiSource, Inc.	852	20,746
Sempra Energy	323	19,367
Total Gas		48,731
Hand/Machine Tools–0.3%
Stanley Black & Decker, Inc.	683	52,564

Healthcare - Products–2.9%
Baxter International, Inc.	672	40,172
Becton Dickinson and Co.	311	24,149
Boston Scientific Corp.*	4,024	24,064
C.R. Bard, Inc.	307	30,307
CareFusion Corp.*	1,493	38,713
DENTSPLY International, Inc.	621	24,921
Edwards Lifesciences Corp.*	359	26,110
Henry Schein, Inc.*	421	31,861

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments

Investments	Shares	Value
Healthcare - Products–2.9% (continued)
Hospira, Inc.*	632	$23,630
Intuitive Surgical, Inc.*	34	18,420
Medtronic, Inc.	670	26,257
St. Jude Medical, Inc.	1,188	52,640
Stryker Corp.	616	34,176
Varian Medical Systems, Inc.*	379	26,136
Zimmer Holdings, Inc.	667	42,875
Total Healthcare - Products		464,431
Healthcare - Services–2.5%
Aetna, Inc.	1,118	56,079
Cigna Corp.	1,114	54,865
DaVita, Inc.*	489	44,093
HCA Holdings, Inc.	2,395	59,252
Humana, Inc.	329	30,426
Laboratory Corp. of America Holdings*	368	33,687
Quest Diagnostics, Inc.	534	32,654
UnitedHealth Group, Inc.	827	48,743
WellPoint, Inc.	641	47,306
Total Healthcare - Services		407,105
Household Products/Wares–0.3%
Church & Dwight Co., Inc.	389	19,135
Clorox Co. (The)	246	16,912
Kimberly-Clark Corp.	168	12,414
Total Household Products/Wares		48,461
Insurance–4.6%
Aflac, Inc.	1,097	50,451
Allstate Corp. (The)	1,688	55,569
American International Group, Inc.*	1,881	57,991
Aon PLC *	494	24,236
Berkshire Hathaway, Inc., Class B*	125	10,144
Chubb Corp. (The)	418	28,888
Cincinnati Financial Corp.	265	9,145
CNA Financial Corp.	953	27,951
Hartford Financial Services Group, Inc. (The)	4,073	85,859

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments

Investments	Shares	Value
Insurance–4.6% (continued)
Lincoln National Corp.	2,571	$67,772
Marsh & McLennan Cos., Inc.	657	21,543
MetLife, Inc.	1,573	58,751
Principal Financial Group, Inc.	1,982	58,489
Progressive Corp. (The)	990	22,948
Prudential Financial, Inc.	1,150	72,898
Travelers Cos., Inc. (The)	525	31,080
Unum Group	2,297	56,231
Total Insurance		739,946
Internet–2.2%
Amazon.com, Inc.*	51	10,328
eBay, Inc.*	1,157	42,682
F5 Networks, Inc.*	322	43,457
Google, Inc., Class A*	73	46,811
LinkedIn Corp., Class A*	102	10,403
Priceline.com, Inc.*	105	75,337
Rackspace Hosting, Inc.*	345	19,938
Symantec Corp.*	2,640	49,368
VeriSign, Inc.	658	25,228
Yahoo! Inc.*	1,375	20,927
Zynga, Inc., Class A*	1,409	18,528
Total Internet		363,007
Iron/Steel–0.7%
Allegheny Technologies, Inc.	768	31,618
Cliffs Natural Resources, Inc.	910	63,027
Nucor Corp.	325	13,959
Total Iron/Steel		108,604
Leisure Time–0.3%
Harley-Davidson, Inc.	927	45,497

Lodging–1.8%
Hyatt Hotels Corp., Class A*	484	20,676
Las Vegas Sands Corp.	1,376	79,216
Marriott International, Inc., Class A	1,175	44,474
Starwood Hotels & Resorts Worldwide, Inc.	828	46,707

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments

Investments	Shares	Value
Lodging–1.8% (continued)
Wyndham Worldwide Corp.	1,052	$48,929
Wynn Resorts Ltd.	452	56,446
Total Lodging		296,448
Machinery - Construction & Mining–0.8%
Caterpillar, Inc.	636	67,747
Joy Global, Inc.	760	55,860
Total Machinery - Construction & Mining		123,607
Machinery - Diversified–1.5%
Cummins, Inc.	658	78,986
Deere & Co.	608	49,187
Flowserve Corp.	446	51,518
Rockwell Automation, Inc.	430	34,271
Roper Industries, Inc.	313	31,037
Total Machinery - Diversified		244,999
Media–4.1%
CBS Corp., Class B	1,714	58,122
Comcast Corp., Class A	1,778	53,358
DIRECTV, Class A*	1,383	68,237
Discovery Communications, Inc., Class A*	1,181	59,759
DISH Network Corp., Class A	1,047	34,478
McGraw-Hill Cos., Inc. (The)	528	25,592
News Corp., Class A	2,679	52,749
Scripps Networks Interactive, Inc., Class A	1,024	49,859
Sirius XM Radio, Inc.*	25,498	58,900
Time Warner Cable, Inc.	719	58,598
Time Warner, Inc.	1,225	46,244
Viacom, Inc., Class B	1,070	50,782
Walt Disney Co. (The)	1,133	49,603
Total Media		666,281
Metal Fabricate/Hardware–0.2%
Precision Castparts Corp.	178	30,776

Mining–0.8%
Alcoa, Inc.	5,203	52,134
Freeport-McMoRan Copper & Gold, Inc.	374	14,227

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments

Investments	Shares	Value
Mining–0.8% (continued)
Southern Copper Corp.	1,911	$60,598
Total Mining		126,959
Miscellaneous Manufacturing–2.7%
3M Co.	350	31,224
Danaher Corp.	812	45,472
Donaldson Co., Inc.	622	22,224
Dover Corp.	773	48,653
Eaton Corp.	964	48,036
General Electric Co.	2,386	47,887
Illinois Tool Works, Inc.	824	47,067
Pall Corp.	483	28,801
Parker Hannifin Corp.	399	33,735
Textron, Inc.	3,250	90,447
Total Miscellaneous Manufacturing		443,546
Office/Business Equipment–0.4%
Xerox Corp.	7,263	58,685
Oil & Gas–7.9%
Anadarko Petroleum Corp.	499	39,092
Apache Corp.	426	42,787
Cabot Oil & Gas Corp.	970	30,235
Chesapeake Energy Corp.	1,950	45,182
Chevron Corp.	90	9,652
Cimarex Energy Co.	258	19,471
Concho Resources, Inc.*	624	63,698
ConocoPhillips	535	40,665
Continental Resources, Inc.*	288	24,716
Denbury Resources, Inc.*	3,560	64,899
Devon Energy Corp.	515	36,627
Diamond Offshore Drilling, Inc.	854	57,005
EOG Resources, Inc.	504	55,994
EQT Corp.	734	35,386
Exxon Mobil Corp.	275	23,851
Helmerich & Payne, Inc.	487	26,274
Hess Corp.	319	18,805

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments

Investments	Shares	Value
Oil & Gas–7.9% (continued)
Linn Energy LLC	432	$16,481
Marathon Oil Corp.	886	28,086
Marathon Petroleum Corp.	2,070	89,755
Murphy Oil Corp.	756	42,540
Newfield Exploration Co.*	844	29,270
Noble Energy, Inc.	282	27,574
Occidental Petroleum Corp.	522	49,710
Pioneer Natural Resources Co.	642	71,641
Plains Exploration & Production Co.*	1,025	43,716
QEP Resources, Inc.	1,888	57,584
Range Resources Corp.	169	9,826
Southwestern Energy Co.*	844	25,826
Valero Energy Corp.	3,334	85,917
Whiting Petroleum Corp.*	1,001	54,354
WPX Energy, Inc.*	328	5,907
Total Oil & Gas		1,272,526
Oil & Gas Services–1.6%
Baker Hughes, Inc.	1,217	51,041
Cameron International Corp.*	890	47,019
FMC Technologies, Inc.*	375	18,908
Halliburton Co.	1,772	58,813
National Oilwell Varco, Inc.	703	55,867
Oceaneering International, Inc.	560	30,178
Total Oil & Gas Services		261,826
Packaging & Containers–0.5%
Ball Corp.	805	34,518
Crown Holdings, Inc.*	1,125	41,434
Total Packaging & Containers		75,952
Pharmaceuticals–3.0%
Abbott Laboratories	514	31,503
Allergan, Inc.	236	22,521
AmerisourceBergen Corp.	953	37,815
Bristol-Myers Squibb Co.	222	7,493
Cardinal Health, Inc.	966	41,644

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments

Investments	Shares	Value
Pharmaceuticals–3.0% (continued)
Express Scripts, Inc.*	997	$54,017
Johnson & Johnson	224	14,775
McKesson Corp.	469	41,164
Mead Johnson Nutrition Co.	212	17,486
Medco Health Solutions, Inc.*	719	50,546
Merck & Co., Inc.	413	15,859
Mylan, Inc.*	2,176	51,027
Perrigo Co.	309	31,923
Pfizer, Inc.	456	10,333
Watson Pharmaceuticals, Inc.*	748	50,161
Total Pharmaceuticals		478,267
Pipelines–1.5%
Boardwalk Pipeline Partners LP	256	6,774
Buckeye Partners LP	158	9,666
El Paso Pipeline Partners LP	360	12,560
Enbridge Energy Partners LP	212	6,566
Energy Transfer Equity LP	276	11,123
Energy Transfer Partners LP	136	6,380
Enterprise Products Partners LP	206	10,397
Kinder Morgan Energy Partners LP	69	5,710
Kinder Morgan Management LLC*	80	5,970
Kinder Morgan, Inc.	365	14,107
Magellan Midstream Partners LP	159	11,502
Markwest Energy Partners LP	893	52,196
ONEOK Partners LP	260	14,214
ONEOK, Inc.	120	9,799
Plains All American Pipeline LP	169	13,258
Spectra Energy Corp.	571	18,015
Williams Cos., Inc. (The)	763	23,508
Williams Partners LP	183	10,356
Total Pipelines		242,101
Private Equity–0.3%
Blackstone Group LP (The)	3,503	55,838

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments

Investments	Shares	Value
Real Estate–0.3%
CBRE Group, Inc.*	2,199	$43,892
Real Estate Investment Trust–0.9%
American Capital Agency Corp.	657	19,408
American Tower Corp., Class A	222	13,990
Annaly Capital Management, Inc.	891	14,096
AvalonBay Communities, Inc.	63	8,905
Digital Realty Trust, Inc.	110	8,137
Equity Residential	120	7,514
Federal Realty Investment Trust	66	6,388
HCP, Inc.	202	7,971
Health Care REIT, Inc.	131	7,200
Plum Creek Timber Co., Inc.	201	8,354
Public Storage	48	6,632
Rayonier, Inc.	228	10,053
Simon Property Group, Inc.	61	8,886
Ventas, Inc.	115	6,566
Weyerhaeuser Co.	311	6,817
Total Real Estate Investment Trust		140,917
Retail–8.0%
Advance Auto Parts, Inc.	608	53,851
AutoNation, Inc.*	1,075	36,883
AutoZone, Inc.*	130	48,334
Bed Bath & Beyond, Inc.*	756	49,722
Best Buy Co., Inc.	1,982	46,934
CarMax, Inc.*	1,048	36,313
Chipotle Mexican Grill, Inc.*	45	18,810
Costco Wholesale Corp.	256	23,245
CVS Caremark Corp.	700	31,360
Darden Restaurants, Inc.	862	44,100
Dollar General Corp.*	1,050	48,510
Dollar Tree, Inc.*	432	40,820
Family Dollar Stores, Inc.	593	37,525
Gap, Inc. (The)	1,341	35,054
Home Depot, Inc. (The)	720	36,223

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments

Investments	Shares	Value
Retail–8.0% (continued)
J.C. Penney Co., Inc.	685	$24,270
Kohl's Corp.	1,015	50,780
Lowe's Cos., Inc.	1,337	41,955
Ltd. Brands, Inc.	978	46,944
Macy's, Inc.	1,346	53,477
McDonald's Corp.	174	17,069
Nordstrom, Inc.	634	35,326
O'Reilly Automotive, Inc.*	441	40,285
PetSmart, Inc.	635	36,335
Ross Stores, Inc.	622	36,138
Staples, Inc.	2,965	47,974
Starbucks Corp.	495	27,666
Target Corp.	712	41,488
Tiffany & Co.	554	38,298
TJX Cos., Inc. (The)	954	37,883
Tractor Supply Co.	401	36,315
Walgreen Co.	982	32,887
Wal-Mart Stores, Inc.	467	28,580
Yum! Brands, Inc.	388	27,618
Total Retail		1,288,972
Savings & Loans–0.1%
New York Community Bancorp, Inc.	959	13,340
Semiconductors–2.6%
Altera Corp.	576	22,936
Analog Devices, Inc.	696	28,118
Applied Materials, Inc.	2,961	36,835
Broadcom Corp., Class A	1,534	60,286
Intel Corp.	1,532	43,065
KLA-Tencor Corp.	451	24,543
Linear Technology Corp.	688	23,186
Maxim Integrated Products, Inc.	758	21,671
Microchip Technology, Inc.	448	16,666
NVIDIA Corp.*	3,272	50,356
QUALCOMM, Inc.	688	46,798

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments

Investments	Shares	Value
Semiconductors–2.6% (continued)
Texas Instruments, Inc.	703	$23,628
Xilinx, Inc.	694	25,282
Total Semiconductors		423,370
Software–4.4%
Activision Blizzard, Inc.	3,585	45,960
Adobe Systems, Inc.*	1,205	41,344
Akamai Technologies, Inc.*	650	23,855
ANSYS, Inc.*	483	31,405
Autodesk, Inc.*	1,082	45,790
BMC Software, Inc.*	1,267	50,883
CA, Inc.	2,052	56,553
Cerner Corp.*	370	28,179
Citrix Systems, Inc.*	409	32,274
Electronic Arts, Inc.*	1,769	29,153
Fidelity National Information Services, Inc.	1,653	54,747
Fiserv, Inc.*	660	45,797
Intuit, Inc.	529	31,809
Microsoft Corp.	1,550	49,987
Nuance Communications, Inc.*	1,214	31,054
Oracle Corp.	1,707	49,776
Red Hat, Inc.*	339	20,303
Salesforce.com, Inc.*	110	16,996
VMware, Inc., Class A*	302	33,936
Total Software		719,801
Telecommunications–1.8%
AT&T, Inc.	418	13,054
Centurylink, Inc.	237	9,160
Cisco Systems, Inc.	1,736	36,716
Corning, Inc.	3,052	42,972
Crown Castle International Corp.*	195	10,401
Frontier Communications Corp.	1,289	5,375
Juniper Networks, Inc.*	1,948	44,570
Motorola Mobility Holdings, Inc.*	290	11,380
Motorola Solutions, Inc.	312	15,859

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments

Investments	Shares	Value
Telecommunications–1.8% (continued)
Verizon Communications, Inc.	382	$14,604
Virgin Media, Inc.	3,169	79,162
Windstream Corp.	566	6,628
Total Telecommunications		289,881
Toys/Games/Hobbies–0.2%
Mattel, Inc.	1,078	36,286
Transportation–2.0%
C.H. Robinson Worldwide, Inc.	268	17,551
CSX Corp.	2,155	46,376
Expeditors International of Washington, Inc.	469	21,813
FedEx Corp.	559	51,406
JB Hunt Transport Services, Inc.	670	36,428
Kansas City Southern*	656	47,029
Norfolk Southern Corp.	579	38,115
Union Pacific Corp.	360	38,693
United Parcel Service, Inc., Class B	367	29,624
Total Transportation		327,035
Water–0.1%
American Water Works Co., Inc.	536	18,240
Total Common Stocks (Cost $14,508,378)		15,745,946
FOREIGN STOCKS–2.3%
Agriculture–0.3%
Bunge Ltd. (Bermuda)	714	48,866
Auto Parts & Equipment–0.6%
Delphi Automotive PLC (United Kingdom)*	3,107	98,181
Diversified Financial Services–0.3%
Invesco Ltd. (Bermuda)	1,863	49,686
Leisure Time–0.7%
Carnival Corp. (Panama)	1,149	36,860
Royal Caribbean Cruises Ltd. (Liberia)	2,636	77,577
Total Leisure Time		114,437
Oil & Gas Services–0.3%
Schlumberger Ltd. (Curacao)	708	49,511

ADVISORSHARES TRUST
MADRONA DOMESTIC ETF
Schedule of Investments

Investments	Shares	Value
Real Estate–0.1%
Brookfield Office Properties, Inc. (Canada)	861	$15,025

Total Foreign Stocks (Cost $346,528)		375,706
MONEY MARKET FUND–0.3%
Fidelity Institutional Prime Money Market Portfolio - Class I (Cost $53,974)	53,974	53,974

Total Investments–100.0% (Cost $14,908,880)		16,175,626
Liabilities in Excess of Other Assets–(0.0%)†		(4,804)
Net Assets–100.0%		$16,170,822

____________
REIT - Real Estate Investment Trust

*	Non-income producing security

†	Less than 0.05%

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments

March 31, 2012 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–99.6%
Advertising–0.6%
Publicis Groupe SA (France)(a)	1,128	$31,110
WPP PLC (Jersey Islands)(a)	787	53,807
Total Advertising		84,917
Aerospace/Defense–1.4%
European Aeronautic Defence and Space Co. NV (Netherlands)(a)	1,746	71,569
Rolls-Royce Holdings PLC (United Kingdom)* (a)	776	50,432
Safran SA (France)(a)	1,620	59,211
Total Aerospace/Defense		181,212
Agriculture–0.4%
British American Tobacco PLC (United Kingdom)(a)	231	23,382
Imperial Tobacco Group PLC (United Kingdom)(a)	366	29,781
Total Agriculture		53,163
Airlines–1.3%
Air China Ltd. (China)(a)	883	12,097
China Eastern Airlines Corp. Ltd. (China)* (a)	5,069	83,639
Ryanair Holdings PLC (Ireland)* (a)	2,261	82,029
Total Airlines		177,765
Apparel–0.5%
Burberry Group PLC (United Kingdom)(a)	1,425	68,315
Auto Manufacturers–4.0%
Bayerische Motoren Werke AG (Germany)(a)	2,993	89,551
Daimler AG (Germany)(a)	1,473	88,733
Nissan Motor Co. Ltd. (Japan)(a)	2,573	55,242
Scania AB (Sweden)(a)	1,066	22,130
Tata Motors Ltd. (India)(a)	3,838	103,511
Toyota Motor Corp. (Japan)(a)	879	76,315
Volvo AB (Sweden)(a)	6,392	92,940
Total Auto Manufacturers		528,422
Auto Parts & Equipment–1.4%
Bridgestone Corp. (Japan)(a)	1,383	67,255
Cie Generale des Etablissements Michelin (France)(a)	5,598	83,298

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments

Investments	Shares	Value
Auto Parts & Equipment–1.4% (continued)
Weichai Power Co. Ltd. (China)(a)	1,976	$36,398
Total Auto Parts & Equipment		186,951
Banks–18.5%
Agricultural Bank of China Ltd. (China)(a)	1,584	17,345
Akbank TAS (Turkey)(a)	7,434	57,762
Australia & New Zealand Banking Group Ltd. (Australia)(a)	1,036	25,237
Banco Bilbao Vizcaya Argentaria SA (Spain)(a)	2,661	21,261
Banco Bradesco SA (Brazil)(a)	1,758	30,765
Banco de Chile (Chile)(a)	872	82,779
Banco Santander Chile (Chile)(a)	229	19,715
Banco Santander SA (Spain)(a)	4,618	35,420
Bancolombia SA (Colombia)(a)	1,027	66,406
Bank of China Ltd. (China)(a)	8,199	82,236
Bank of East Asia Ltd. (Hong Kong)(a)	4,277	15,825
Barclays PLC (United Kingdom)(a)	6,258	94,809
BNP Paribas SA (France)(a)	3,629	85,681
BOC Hong Kong Holdings Ltd. (Hong Kong)(a)	1,087	60,720
China Construction Bank Corp. (China)(a)	5,496	84,913
Commerzbank AG (Germany)(a)	44,273	113,339
Credit Agricole SA (France)(a)	18,800	56,964
Danske Bank A/S (Denmark)(a)	8,825	73,953
DBS Group Holdings Ltd. (Singapore)(a)	1,672	75,207
Grupo Financiero Banorte SAB de CV (Mexico)(a)	2,901	64,392
Hang Seng Bank Ltd. (Hong Kong)(a)	3,671	48,641
HDFC Bank Ltd. (India)(a)	1,872	63,835
HSBC Holdings PLC (United Kingdom)(a)	1,699	75,419
ICICI Bank Ltd. (India)(a)	2,437	84,978
Industrial & Commercial Bank of China Ltd. (China)(a)	6,898	88,846
Intesa Sanpaolo SpA (Italy)(a)	5,216	55,915
Julius Baer Group Ltd. (Switzerland)(a)	4,088	32,990
Kasikornbank PCL (Thailand)(a)	4,174	85,567
Lloyds Banking Group PLC (United Kingdom)* (a)	48,602	103,036
Mitsubishi UFJ Financial Group, Inc. (Japan)(a)	12,348	61,493

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments

Investments	Shares	Value
Banks–18.5% (continued)
National Australia Bank Ltd. (Australia)(a)	1,360	$34,857
Nedbank Group Ltd. (South Africa)(a)	1,875	41,062
Nordea Bank AB (Sweden)(a)	6,851	62,892
PT Bank Mandiri Tbk (Indonesia)(a)	8,117	61,608
PT Bank Rakyat Indonesia Persero Tbk (Indonesia)(a)	758	11,446
Societe Generale SA (France)(a)	18,968	110,014
Standard Bank Group Ltd. (South Africa)(a)	852	24,819
Swedbank AB (Sweden)(a)	5,351	83,583
Turkiye Garanti Bankasi As (Turkey)* (a)	25,661	102,131
United Overseas Bank Ltd. (Singapore)(a)	2,248	65,484
Total Banks		2,463,345
Beverages–2.2%
Anheuser-Busch InBev NV (Belgium)(a)	699	50,831
Diageo PLC (United Kingdom)(a)	227	21,906
Fomento Economico Mexicano SAB de CV (Mexico)(a)	318	26,162
Heineken NV (Netherlands)(a)	1,200	33,312
Kirin Holdings Co. Ltd. (Japan)(a)	6,748	87,724
Pernod-Ricard SA (France)(a)	1,119	23,253
SABMiller PLC (United Kingdom)(a)	1,147	46,442
Total Beverages		289,630
Biotechnology–0.2%
CSL Ltd. (Australia)(a)	1,237	23,095
Building Materials–0.9%
Anhui Conch Cement Co. Ltd., Class H (China)(a)	3,058	48,959
CRH PLC (Ireland)(a)	1,800	36,918
Lafarge SA (France)(a)	1,560	18,595
PT Semen Gresik Persero Tbk (Indonesia)(a)	669	18,498
Total Building Materials		122,970
Chemicals–3.0%
Air Liquide SA (France)(a)	501	13,372
Asahi Kasei Corp. (Japan)(a)	4,908	60,908
BASF SE (Germany)(a)	728	63,722
Israel Chemicals Ltd. (Israel)(a)	5,349	61,406
Koninklijke DSM NV (Netherlands)(a)	2,018	28,978

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments

Investments	Shares	Value
Chemicals–3.0% (continued)
Shin-Etsu Chemical Co. Ltd. (Japan)(a)	3,019	$43,655
Sinopec Shanghai Petrochemical Co. Ltd. (China)(a)	868	31,179
Syngenta AG (Switzerland)(a)	408	28,083
Yara International ASA (Norway)(a)	1,495	71,446
Total Chemicals		402,749
Coal–1.3%
China Shenhua Energy Co. Ltd. (China)(a)	723	30,366
Exxaro Resources Ltd. (South Africa)(a)	3,136	80,564
Yanzhou Coal Mining Co. Ltd. (China)(a)	2,998	64,787
Total Coal		175,717
Commercial Services–1.0%
Adecco SA (Switzerland)(a)	3,070	80,188
Experian PLC (Jersey Islands)(a)	2,608	40,424
Secom Co. Ltd. (Japan)(a)	1,453	17,698
Total Commercial Services		138,310
Cosmetics/Personal Care–0.6%
Kao Corp. (Japan)(a)	912	24,077
Shiseido Co. Ltd. (Japan)(a)	3,675	63,136
Total Cosmetics/Personal Care		87,213
Distribution/Wholesale–3.3%
ITOCHU Corp. (Japan)(a)	3,813	83,314
LI & Fung Ltd. (Hong Kong)(a)	10,891	49,772
Mitsubishi Corp. (Japan)(a)	1,629	76,172
Mitsui & Co. Ltd. (Japan)(a)	266	87,948
Sumitomo Corp. (Japan)(a)	4,854	70,480
Wolseley PLC (Jersey Islands)(a)	18,883	71,000
Total Distribution/Wholesale		438,686
Diversified Financial Services–2.1%
Deutsche Boerse AG (Germany)(a)	9,214	61,365
Macquarie Group Ltd. (Australia)(a)	2,053	62,042
Nomura Holdings, Inc. (Japan)(a)	18,816	82,978
ORIX Corp. (Japan)(a)	1,472	71,024
Total Diversified Financial Services		277,409

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments

Investments	Shares	Value
Electric–1.9%
CLP Holdings Ltd. (Hong Kong)(a)	2,017	$17,266
EDF SA (France)(a)	10,462	46,974
GDF Suez (France)(a)	573	14,812
Iberdrola SA (Spain)(a)	420	9,547
International Power PLC (United Kingdom)(a)	907	58,601
Korea Electric Power Corp. (South Korea)(a)	7,096	69,044
Power Assets Holdings Ltd. (Hong Kong)(a)	4,322	31,680
Total Electric		247,924
Electrical Components & Equipment–0.5%
Hitachi Ltd. (Japan)(a)	259	16,755
Mitsubishi Electric Corp. (Japan)(a)	696	12,375
Schneider Electric SA (France)(a)	3,329	43,343
Total Electrical Components & Equipment		72,473
Electronics–0.6%
Hoya Corp. (Japan)(a)	1,763	39,896
Toshiba Corp. (Japan)(a)	1,303	34,621
Total Electronics		74,517
Engineering & Construction–1.0%
ABB Ltd. (Switzerland)(a)	2,065	42,147
Orascom Construction Industries (Egypt)(a)	2,044	88,832
Total Engineering & Construction		130,979
Food–3.1%
Associated British Foods PLC (United Kingdom)(a)	2,064	40,826
Carrefour SA (France)(a)	11,907	56,439
Charoen Pokphand Foods PCL (Thailand)(a)	3,701	14,876
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Brazil)(a)	1,740	82,859
Danone SA (France)(a)	1,006	13,963
J Sainsbury PLC (United Kingdom)(a)	2,303	45,599
Koninklijke Ahold NV (Netherlands)(a)	2,728	37,592
Shoprite Holdings Ltd. (South Africa)(a)	741	26,684
Tesco PLC (United Kingdom)(a)	2,370	37,896
Tiger Brands Ltd. (South Africa)(a)	397	13,816
William Morrison Supermarkets PLC (United Kingdom)(a)	1,595	37,849

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments

Investments	Shares	Value
Food–3.1% (continued)
Total Food		$408,399
Food Service–0.1%
Compass Group PLC (United Kingdom)(a)	1,723	18,212
Forest Products & Paper–0.1%
Svenska Cellulosa AB (Sweden)(a)	759	13,123
Gas–0.5%
PT Perusahaan Gas Negara (Indonesia)(a)	3,387	69,772
Hand/Machine Tools–0.5%
Sandvik AB (Sweden)(a)	4,478	64,394
Healthcare - Products–0.2%
Luxottica Group SpA (Italy)(a)	530	19,117
Smith & Nephew PLC (United Kingdom)(a)	219	11,060
Total Healthcare - Products		30,177
Holding Companies - Diversified–3.5%
Bidvest Group Ltd. (South Africa)(a)	1,005	46,532
China Resources Enterprise Ltd. (Hong Kong)(a)	5,406	38,004
Hutchison Whampoa Ltd. (Hong Kong)(a)	4,682	93,500
Keppel Corp. Ltd. (Singapore)(a)	3,453	60,151
KOC Holding AS (Turkey)(a)	5,744	116,890
LVMH Moet Hennessy Louis Vuitton SA (France)(a)	663	22,748
Swire Pacific Ltd., Class A (Hong Kong)(a)	7,426	82,651
Wharf Holdings Ltd. (Hong Kong)(a)	857	9,598
Total Holding Companies - Diversified		470,074
Home Furnishings–1.0%
Panasonic Corp. (Japan)(a)	6,988	64,639
Sharp Corp. (Japan)(a)	8,872	65,475
Total Home Furnishings		130,114
Insurance–4.8%
Allianz SE (Germany)(a)	4,724	56,074
Aviva PLC (United Kingdom)(a)	6,068	64,442
AXA SA (France)(a)	5,932	98,293
ING Groep NV (Netherlands)* (a)	11,252	93,617
Legal & General Group PLC (United Kingdom)(a)	2,285	23,672
Ping An Insurance Group Co. of China Ltd. (China)(a)	4,545	68,266

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments

Investments	Shares	Value
Insurance–4.8% (continued)
Prudential PLC (United Kingdom)(a)	1,762	$42,341
QBE Insurance Group Ltd. (Australia)(a)	1,165	17,114
Sampo Oyj, Class A (Finland)(a)	2,234	32,058
Swiss RE AG (Switzerland)(a)	1,445	90,890
Zurich Financial Services AG (Switzerland)* (a)	1,970	53,151
Total Insurance		639,918
Internet–1.4%
Baidu, Inc. (Cayman Islands)* (a)	454	66,179
NetEase.com (Cayman Islands)* (a)	1,066	61,935
Tencent Holdings Ltd. (Cayman Islands)(a)	2,249	62,657
Total Internet		190,771
Iron/Steel–1.6%
ArcelorMittal (Luxembourg)(b)	3,931	75,200
Fortescue Metals Group Ltd. (Australia)(a)	8,762	105,582
Rio Tinto PLC (United Kingdom)(a)	607	33,743
Total Iron/Steel		214,525
Leisure Time–0.2%
Carnival PLC (United Kingdom)(a)	742	23,766
Lodging–0.8%
Galaxy Entertainment Group Ltd. (Hong Kong)* (a)	1,861	51,364
Wynn Macau Ltd. (Cayman Islands)(a)	1,903	55,377
Total Lodging		106,741
Machinery - Construction & Mining–1.5%
Atlas Copco AB, Class A (Sweden)(a)	1,682	40,906
Komatsu Ltd. (Japan)(a)	3,427	98,526
PT United Tractors Tbk (Indonesia)(a)	874	62,981
Total Machinery - Construction & Mining		202,413
Machinery - Diversified–0.7%
Alstom SA (France)(a)	24,033	92,287
Media–0.6%
British Sky Broadcasting Group PLC (United Kingdom)(a)	1,203	52,066
Naspers Ltd., Class N (South Africa)(a)	617	34,860
Total Media		86,926

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments

Investments	Shares	Value
Metal Fabricate/Hardware–1.4%
Assa Abloy AB (Sweden)(a)	1,406	$21,962
SKF AB (Sweden)(a)	2,015	49,065
Tenaris SA (Luxembourg)(a)	1,648	63,003
Vallourec SA (France)(a)	3,783	47,893
Total Metal Fabricate/Hardware		181,923
Mining–6.8%
Aluminum Corp. of China Ltd. (China)(a)	6,011	71,351
Anglo American PLC (United Kingdom)(a)	1,329	24,998
AngloGold Ashanti Ltd. (South Africa)(a)	1,013	37,400
Antofagasta PLC (United Kingdom)(a)	2,076	77,248
BHP Billiton Ltd. (Australia)(a)	504	36,490
BHP Billiton PLC (United Kingdom)(a)	1,219	74,822
Cia de Minas Buenaventura SA (Peru)(a)	1,824	73,525
Eurasian Natural Resources Corp. PLC (United Kingdom)(a)	14,145	65,774
Gold Fields Ltd. (South Africa)(a)	709	9,855
Harmony Gold Mining Co. Ltd. (South Africa)(a)	2,394	26,166
Newcrest Mining Ltd. (Australia)(a)	2,199	67,443
Norsk Hydro ASA (Norway)(a)	16,358	88,170
Randgold Resources Ltd. (Jersey Islands)(a)	707	62,202
Sterlite Industries India Ltd. (India)(a)	11,983	102,335
Xstrata PLC (United Kingdom)(a)	9,805	33,141
Zijin Mining Group Co. Ltd. (China)(a)	7,046	55,904
Total Mining		906,824
Miscellaneous Manufacturing–1.1%
FUJIFILM Holdings Corp. (Japan)(a)	2,013	47,325
Orkla ASA (Norway)(a)	5,891	46,480
Siemens AG (Germany)(a)	595	60,000
Total Miscellaneous Manufacturing		153,805
Office/Business Equipment–0.3%
Canon, Inc. (Japan)(a)	774	36,889
Oil & Gas–6.1%
BG Group PLC (United Kingdom)(a)	1,866	43,217
BP PLC (United Kingdom)(a)	585	26,325
CNOOC Ltd. (Hong Kong)(a)	116	23,698

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments

Investments	Shares	Value
Oil & Gas–6.1% (continued)
Ecopetrol SA (Colombia)(a)	1,806	$110,329
Eni SpA (Italy)(a)	1,457	68,217
Ensco PLC (United Kingdom)(a)	1,340	70,926
Gazprom OAO (Russia)(a)	5,196	64,275
INPEX Corp. (Japan)(a)	922	15,609
PetroChina Co. Ltd. (China)(a)	167	23,468
PTT Exploration and Production PCL (Thailand)(a)	1,742	19,894
Repsol YPF SA (Spain)(a)	2,179	54,431
Royal Dutch Shell PLC, Class A (United Kingdom)(a)	995	69,779
Sasol Ltd. (South Africa)(a)	314	15,273
Statoil ASA (Norway)(a)	2,445	66,284
Total SA (France)(a)	873	44,628
Tullow Oil PLC (United Kingdom)(a)	7,773	94,908
Total Oil & Gas		811,261
Oil & Gas Services–1.4%
Petrofac Ltd. (Jersey Islands)(a)	4,880	67,295
Saipem SpA (Italy)(a)	2,156	55,603
Technip SA (France)(a)	2,348	69,102
Total Oil & Gas Services		192,000
Packaging & Containers–0.4%
Amcor Ltd. (Australia)(a)	1,580	48,838
Pharmaceuticals–1.8%
Astellas Pharma, Inc. (Japan)(a)	700	28,756
Eisai Co. Ltd. (Japan)(a)	737	29,362
GlaxoSmithKline PLC (United Kingdom)(a)	865	38,847
Novartis AG (Switzerland)(a)	293	16,235
Novo Nordisk A/S (Denmark)(a)	226	31,349
Roche Holding AG (Switzerland)(a)	277	12,088
Shire PLC (Jersey Islands)(a)	377	35,721
Teva Pharmaceutical Industries Ltd. (Israel)(a)	935	42,131
Total Pharmaceuticals		234,489
Real Estate–1.1%
CapitaLand Ltd. (Singapore)(a)	1,490	7,301
Cheung Kong Holdings Ltd. (Hong Kong)(a)	893	11,484

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments

Investments	Shares	Value
Real Estate–1.1% (continued)
Hang Lung Properties Ltd. (Hong Kong)(a)	4,949	$90,221
Sun Hung Kai Properties Ltd. (Hong Kong)(a)	3,359	41,732
Total Real Estate		150,738
Retail–2.9%
Aeon Co. Ltd. (Japan)(a)	2,760	36,349
CIE Financiere Richemont SA (Switzerland)(a)	9,715	60,427
Fast Retailing Co. Ltd. (Japan)(a)	1,538	35,236
Inditex SA (Spain)(a)	1,185	22,586
Kingfisher PLC (United Kingdom)(a)	7,594	73,966
Marks & Spencer Group PLC (United Kingdom)(a)	2,046	24,675
Seven & I Holdings Co. Ltd. (Japan)(a)	529	31,428
Swatch Group AG (The) (Switzerland)(a)	2,923	67,492
Wesfarmers Ltd. (Australia)(a)	2,577	39,943
Total Retail		392,102
Semiconductors–1.5%
Advanced Semiconductor Engineering, Inc. (Taiwan)(a)	8,291	42,533
ASML Holding NV (Netherlands)	812	40,713
Infineon Technologies AG (Germany)(a)	6,190	63,262
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	750	11,460
United Microelectronics Corp. (Taiwan)(a)	15,904	38,965
Total Semiconductors		196,933
Software–0.7%
Amadeus IT Holding SA (Spain)(a)	4,156	79,006
Dassault Systemes SA (France)(a)	172	15,848
Total Software		94,854
Telecommunications–5.2%
BT Group PLC (United Kingdom)(a)	681	24,625
China Telecom Corp. Ltd. (China)(a)	451	24,760
China Unicom Ltd. (Hong Kong)(a)	2,920	49,056
Deutsche Telekom AG (Germany)(a)	2,545	30,667
KDDI Corp. (Japan)(a)	1,910	31,018
KT Corp. (South Korea)(a)	3,497	47,874
Mobile TeleSystems (Russia)(a)	1,188	21,788
MTN Group Ltd. (South Africa)(a)	2,578	45,656

ADVISORSHARES TRUST
MADRONA INTERNATIONAL ETF
Schedule of Investments

Investments	Shares	Value
Telecommunications–5.2% (continued)
Nippon Telegraph & Telephone Corp. (Japan)(a)	1,058	$23,932
PT Telekomunikasi Indonesia Tbk (Indonesia)(a)	440	13,358
Singapore Telecommunications Ltd. (Singapore)(a)	455	11,452
SK Telecom Co. Ltd. (South Korea)(a)	5,055	70,315
Softbank Corp. (Japan)(a)	4,764	70,841
Tele2 AB, Class B (Sweden)(a)	685	7,104
Telefonaktiebolaget LM Ericsson (Sweden)(a)	4,731	48,777
Telenor ASA (Norway)(a)	1,197	66,386
VimpelCom Ltd. (Bermuda)(a)	7,724	86,200
Vivendi SA (France)(a)	983	17,957
Total Telecommunications		691,766
Transportation–1.6%
Deutsche Post AG (Germany)(a)	3,583	68,973
East Japan Railway Co. (Japan)(a)	6,667	69,603
West Japan Railway Co. (Japan)(a)	1,719	68,760
Total Transportation		207,336
Total Common Stocks (Cost $13,475,054)		13,287,132
MONEY MARKET FUND–0.3%
Fidelity Institutional Prime Money Market Portfolio - Class I (Cost $46,508)	46,508	46,508
Total Investments–99.9% (Cost $13,521,562)		13,333,640
Other Assets in Excess of Liabilities–0.1%		9,959
Net Assets–100.0%		$13,343,599

____________

*	Non-income producing security

(a)	American Depositary Receipt
(b)	Registered Shares

ADVISORSHARES TRUST
DENT TACTICAL ETF
Schedule of Investments

March 31, 2012 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–97.0%
Equity Fund
iShares Dow Jones US Financial Services Index Fund	19,000	$1,087,180
iShares Dow Jones US Real Estate Index Fund	18,327	1,141,589
iShares MSCI Thailand Index Fund	15,000	1,091,850
iShares S&P SmallCap 600 Value Index Fund	13,980	1,097,430
iShares S&P US Preferred Stock Index Fund	28,897	1,128,139
PowerShares QQQ Trust, Series 1	16,537	1,117,074
Total Exchange Traded Funds (Cost $6,633,905)		6,663,262
MONEY MARKET FUND–3.1%
Goldman Sachs Financial Square Money Market Fund - Institutional Class (Cost $216,059)	216,059	216,059
Total Investments–100.1% (Cost $6,849,964)		6,879,321
Liabilities in Excess of Other Assets–(0.1%)		(8,137)
Net Assets–100.0%		$6,871,184

____________

ADVISORSHARES TRUST
MEIDELL TACTICAL ADVANTAGE ETF
Schedule of Investments

March 31, 2012 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–98.9%
Equity Fund
Guggenheim S&P 500 Equal Weight ETF	4,444	$230,510
iShares Russell 1000 Index Fund	5,909	460,666
iShares S&P 100 Index Fund	7,201	461,152
iShares S&P 500 Growth Index Fund	6,077	458,023
iShares S&P 500 Index Fund	3,223	455,120
iShares S&P 500 Value Index Fund	7,099	460,938
iShares S&P MidCap 400 Growth Index Fund	4,070	457,631
iShares S&P MidCap 400 Index Fund	2,675	265,414
iShares S&P MidCap 400 Value Index Fund	2,682	229,070
iShares S&P SmallCap 600 Growth Index Fund	2,796	231,089
iShares S&P SmallCap 600 Index Fund	3,023	230,685
iShares S&P SmallCap 600 Value Index Fund	3,342	262,347
SPDR S&P Emerging Markets SmallCap ETF	4,752	218,259
SPDR S&P International Small Capital ETF	7,821	225,010
Total Exchange Traded Funds (Cost $4,571,083)		4,645,914
MONEY MARKET FUND–3.6%
Dreyfus Institutional Reserves Treasury Fund - Institutional Class (Cost $169,805)	169,805	169,805
Total Investments–102.5% (Cost $4,740,888)		4,815,719
Liabilities in Excess of Other Assets–(2.5%)		(117,094)
Net Assets–100.0%		$4,698,625

____________
ETF - Exchange Traded Fund

ADVISORSHARES TRUST
PERITUS HIGH YIELD ETF
Schedule of Investments

March 31, 2012 (Unaudited)
Investments	Shares	Value
CORPORATE BONDS–88.9%

Advertising–2.6%
Affinion Group, Inc., 7.88%, 12/15/18	2,405,000	$2,200,575

Aerospace/Defense–2.2%
Ducommun, Inc., 9.75%, 07/15/18	1,740,000	1,853,100

Apparel–4.1%
Unifi, Inc., 11.50%, 05/15/14	3,426,000	3,451,695

Auto Parts & Equipment–3.1%
Exide Technologies, 8.63%, 02/01/18	3,132,000	2,638,710

Beverages–3.3%
CEDC Finance Corp. International, Inc., 9.13%, 12/01/16‡	3,650,000	2,792,250

Chemicals–5.0%
American Pacific Corp., 9.00%, 02/01/15	2,175,000	2,189,953
Phibro Animal Health Corp., 9.25%, 07/01/18‡	2,030,000	2,024,925
Total Chemicals		4,214,878

Commercial Services–6.8%
DynCorp International, Inc., 10.38%, 07/01/17	2,479,000	2,166,026
Harland Clarke Holdings Corp., 9.50%, 05/15/15	4,205,000	3,553,225
Total Commercial Services		5,719,251

Computers–3.3%
Stream Global Services, Inc., 11.25%, 10/01/14	1,563,000	1,633,335
Unisys Corp., 12.50%, 01/15/16	1,113,000	1,189,519
Total Computers		2,822,854

Distribution / Wholesale–3.4%
SGS International, Inc., 12.00%, 12/15/13	2,815,000	2,836,113

ADVISORSHARES TRUST
PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

March 31, 2012 (Unaudited)
Investments	Shares	Value
Electronics–2.2%
Stoneridge, Inc., 9.50%, 10/15/17‡	1,715,000	$1,828,619

Food–8.1%
American Stores Co., 7.90%, 05/01/17	2,515,000	2,401,825
Bumble Bee Acquisition Corp., 9.00%, 12/15/17‡	2,025,000	2,075,625
Harmony Foods Corp., 10.00%, 05/01/16‡	2,230,000	2,308,050
Total Food		6,785,500

Forest Products & Paper–2.6%
Exopack Holding Corp., 10.00%, 06/01/18	2,110,000	2,226,050

Healthcare - Products–8.9%
Kinetic Concepts, Inc., 12.50%, 11/01/19‡	2,215,000	2,104,250
Merge Healthcare, Inc., 11.75%, 05/01/15	1,150,000	1,247,750
Rotech Healthcare, Inc., 10.50%, 03/15/18	2,625,000	1,745,625
Rotech Healthcare, Inc., 10.75%, 10/15/15	2,385,000	2,387,981
Total Healthcare - Products		7,485,606

Healthcare - Services–9.2%
Alliance Healthcare Services, Inc., 8.00%, 12/01/16	2,410,000	1,801,475
Apria Healthcare Group, Inc., 11.25%, 11/01/14	1,655,000	1,739,819
Radnet Management, Inc., 10.38%, 04/01/18	2,005,000	2,005,000
Select Medical Holdings Corp., 6.49%, 09/15/15@	2,425,000	2,182,500
Total Healthcare - Services		7,728,794

Home Builders–0.3%
Taylor Morrison Communities, Inc. / Monarch, 7.75%, 04/15/20‡	250,000	253,750

Household Products / Wares–2.5%
Central Garden & Pet Co., 8.25%, 03/01/18	2,000,000	2,072,500

Leisure Time–2.7%
ICON Health & Fitness, 11.88%, 10/15/16‡	2,725,000	2,319,656

ADVISORSHARES TRUST
PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

March 31, 2012 (Unaudited)
Investments	Shares	Value

Media–0.3%
Townsquare Radio LLC / Inc., 9.00%, 04/01/19‡	250,000	$248,750

Miscellaneous Manufacturing–2.5%
JB Poindexter & Co., Inc., 9.00%, 04/01/22‡	2,010,000	2,077,837

Oil & Gas–6.6%
United Refining Co., 10.50%, 02/28/18	3,320,000	3,444,500
Venoco, Inc., 11.50%, 10/01/17	2,050,000	2,142,250
Total Oil & Gas		5,586,750

Retail–4.6%
Burlington Coat Factory Warehouse Corp., 10.00%, 02/15/19	2,035,000	2,126,575
CKE Restaurants, Inc., 11.38%, 07/15/18	1,492,000	1,712,070
Total Retail		3,838,645

Telecommunications–2.4%
Cincinnati Bell, Inc., 8.75%, 03/15/18	2,175,000	2,041,781

Transportation–2.2%
PHI, Inc., 8.63%, 10/15/18	1,815,000	1,869,450

Total CORPORATE BONDS (Cost $75,948,771)		74,893,114

FOREIGN BONDS–8.7%

Airlines–3.8%
Air Canada, 12.00%, 02/01/16 (Canada)‡	3,614,711	3,217,093

Transportation–4.9%
CHC Helicopter SA, 9.25%, 10/15/20 (Luxembourg)‡	2,006,000	2,000,985

ADVISORSHARES TRUST
PERITUS HIGH YIELD ETF
Schedule of Investments (continued)

March 31, 2012 (Unaudited)
Investments	Shares	Value
Transportation–4.9% (continued)
Navios Maritime Holdings, Inc., 8.13%, 02/15/19 (Marshall Islands)	2,470,000	$2,130,375
Total Transportation		4,131,360

Total FOREIGN BONDS (Cost $7,725,351)		7,348,453

MONEY MARKET FUND–4.7%

BlackRock Liquidity Funds TempFund Portfolio - Dollar Class (Cost $3,944,419)	3,944,419	3,944,419

Total Investments–102.3% (Cost $87,618,541)		86,185,986
Liabilities in Excess of Other Assets–(2.3%)		(1,976,228)
Net Assets–100.0%		$84,209,758

____________

1

‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2012.

ADVISORSHARES TRUST
CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments

March 31, 2012 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–95.2%
Commodity Fund–11.7%
PowerShares DB Base Metals Fund*	38,461	$772,682
PowerShares DB Commodity Index Tracking Fund*	136,374	3,924,844
PowerShares DB Energy Fund*	98,486	2,959,504
United States Commodity Index Fund*	62,571	3,833,725
Total Commodity Fund		11,490,755
Currency Fund–6.6%
CurrencyShares Australian Dollar Trust	9,223	957,993
CurrencyShares British Pound Sterling Trust	2,515	398,829
CurrencyShares Canadian Dollar Trust	9,737	970,682
CurrencyShares Euro Trust	1,514	200,908
CurrencyShares Swedish Krona Trust	2,763	414,754
CurrencyShares Swiss Franc Trust	3,795	414,718
PowerShares DB US Dollar Index Bullish Fund*	55,172	1,208,818
WisdomTree Dreyfus Chinese Yuan Fund	38,444	974,555
WisdomTree Dreyfus Emerging Currency Fund	46,545	974,652
Total Currency Fund		6,515,909
Debt Fund–10.1%
iShares Barclays 20+ Year Treasury Bond Fund	9,905	1,111,341
iShares iBoxx $ High Yield Corporate Bond Fund	21,775	1,978,041
iShares iBoxx $ Investment Grade Corporate Bond Fund	17,099	1,978,354
PowerShares Emerging Markets Sovereign Debt Portfolio	70,210	1,967,284
PowerShares Fundamental High Yield Corporate Bond Portfolio	104,958	1,954,318
WisdomTree Emerging Markets Local Debt Fund	18,824	976,778
Total Debt Fund		9,966,116
Equity Fund–66.8%
Consumer Discretionary Select Sector SPDR Fund	46,588	2,101,119
Consumer Staples Select Sector SPDR Fund	62,800	2,140,224
Health Care Select Sector SPDR Fund	56,424	2,120,978
Industrial Select Sector SPDR Fund	26,505	991,817
iShares FTSE China 25 Index Fund	2,536	92,894
iShares FTSE Nareit Mortgage Plus Capped Index Fund	213,752	2,889,927

ADVISORSHARES TRUST
CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments (continued)

Investments	Shares	Value
Equity Fund–66.8% (continued)
iShares FTSE Nareit Residential Plus Capped Index Fund	63,092	$2,928,100
iShares MSCI All Peru Capped Index Fund	11,574	540,506
iShares MSCI Australia Index Fund	41,463	974,795
iShares MSCI Belgium Investable Market Index Fund	40,565	500,572
iShares MSCI Brazil Index Fund	7,375	477,457
iShares MSCI Canada Index Fund	17,185	487,023
iShares MSCI EAFE Small Capital Index Fund	25,440	1,020,907
iShares MSCI France Index Fund	22,017	485,915
iShares MSCI Germany Index Fund	21,916	509,985
iShares MSCI Hong Kong Index Fund	57,837	1,008,677
iShares MSCI Japan Index Fund	50,129	510,313
iShares MSCI Malaysia Index Fund	68,966	1,007,593
iShares MSCI Mexico Investable Market Index Fund	8,278	517,540
iShares MSCI Netherlands Investable Market Index Fund	26,037	494,443
iShares MSCI Singapore Index Fund	38,820	500,390
iShares MSCI South Africa Index Fund	14,680	1,009,837
iShares MSCI South Korea Index Fund	8,442	502,637
iShares MSCI Sweden Index Fund	17,481	507,124
iShares MSCI Switzerland Index Fund	20,243	506,682
iShares MSCI Taiwan Index Fund	37,668	505,881
iShares MSCI Thailand Index Fund	14,987	1,090,904
iShares MSCI U.K. Index Fund	58,103	1,005,182
iShares Russell Microcap Index Fund	40,140	2,063,196
Market Vectors Indonesia Index ETF	16,249	485,195
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	27,166	973,358
PowerShares FTSE RAFI Emerging Markets Portfolio	42,145	965,963
PowerShares FTSE RAFI US 1000 Portfolio	34,068	2,061,114
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	30,021	2,043,529
PowerShares QQQ Trust, Series 1	16,385	1,106,807
SPDR Dow Jones International Real Estate ETF	114,774	4,225,979
SPDR S&P Emerging Markets SmallCap ETF	21,630	993,466
Technology Select Sector SPDR Fund	36,597	1,103,399
Utilities Select Sector SPDR Fund	27,903	978,000

ADVISORSHARES TRUST
CAMBRIA GLOBAL TACTICAL ETF
Schedule of Investments (continued)

Investments	Shares	Value
Equity Fund–66.8% (continued)
Vanguard FTSE All-World ex-US ETF	22,708	$1,003,694
Vanguard Global Ex-U.S. Real Estate ETF	52,864	2,485,137
Vanguard Mid-Cap ETF	25,192	2,055,163
Vanguard MSCI Emerging Markets ETF	22,525	979,162
Vanguard REIT ETF	137,813	8,766,285
Vanguard Small-Cap ETF	12,979	1,021,707
Vanguard Total Stock Market ETF	29,700	2,146,122
WisdomTree Emerging Markets Equity Income Fund	17,479	1,006,965
WisdomTree Emerging Markets SmallCap Dividend Fund	20,913	1,006,334
WisdomTree International SmallCap Dividend Fund	20,392	1,010,424
Total Equity Fund		65,910,421
Total Exchange Traded Funds (Cost $90,190,247)		93,883,201
MONEY MARKET FUND–4.4%
Invesco Government & Agency Portfolio - Private Investment Class (Cost $4,302,240)	4,302,240	4,302,240

Total Investments–99.6% (Cost $94,492,487)		98,185,441
Other Assets in Excess of Liabilities–0.4%		430,144
Net Assets–100.0%		$98,615,585

____________
ETF - Exchange Traded Fund

*	Non-income producing security

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments

March 31, 2012 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–93.9%
Aerospace/Defense–1.9%
L-3 Communications Holdings, Inc.	1,200	$84,924
Rockwell Collins, Inc.	1,316	75,749
Total Aerospace/Defense		160,673
Agriculture–1.0%
Lorillard, Inc.	633	81,961
Apparel–1.0%
Warnaco Group, Inc. (The)*	1,458	85,147
Auto Parts & Equipment–1.2%
WABCO Holdings, Inc.*	1,606	97,131
Beverages–3.0%
Boston Beer Co., Inc. (The), Class A*	742	79,238
Coca-Cola Enterprises, Inc.	2,923	83,598
Constellation Brands, Inc., Class A*	3,688	87,000
Total Beverages		249,836
Biotechnology–5.2%
Amgen, Inc.	1,314	89,339
Celgene Corp.*	1,144	88,683
Charles River Laboratories International, Inc.*	2,530	91,308
Myriad Genetics, Inc.*	3,617	85,578
United Therapeutics Corp.*	1,711	80,639
Total Biotechnology		435,547
Building Materials–1.0%
Lennox International, Inc.	2,067	83,300
Chemicals–2.7%
CF Industries Holdings, Inc.	433	79,088
NewMarket Corp.	358	67,089
PPG Industries, Inc.	889	85,166
Total Chemicals		231,343
Commercial Services–10.7%
Apollo Group, Inc., Class A*	1,966	75,966
Career Education Corp.*	9,891	79,722
Chemed Corp.	1,400	87,752

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments

Investments	Shares	Value
Commercial Services–10.7% (continued)
Gartner, Inc.*	2,100	$89,544
Green Dot Corp., Class A*	2,556	67,785
Iron Mountain, Inc.	2,445	70,416
ITT Educational Services, Inc.*	1,244	82,278
Lender Processing Services, Inc.	3,645	94,770
SEI Investments Co.	4,514	93,395
Strayer Education, Inc.	822	77,498
Valassis Communications, Inc.*	3,688	84,824
Total Commercial Services		903,950
Computers–3.9%
Brocade Communications Systems, Inc.*	14,458	83,133
CACI International, Inc., Class A*	1,316	81,974
NetApp, Inc.*	2,058	92,137
STEC, Inc.*	7,863	74,227
Total Computers		331,471
Diversified Financial Services–2.0%
Franklin Resources, Inc.	689	85,456
Greenhill & Co., Inc.	1,898	82,829
Total Diversified Financial Services		168,285
Electrical Components & Equipment–1.0%
Energizer Holdings, Inc.*	1,089	80,782
Electronics–0.9%
Tech Data Corp.*	1,444	78,351
Entertainment–2.0%
Bally Technologies, Inc.*	1,887	88,217
Dolby Laboratories, Inc., Class A*	2,167	82,476
Total Entertainment		170,693
Food–1.0%
Kellogg Co.	1,578	84,628
Healthcare - Products–3.0%
Cyberonics, Inc.*	2,223	84,763
Varian Medical Systems, Inc.*	1,158	79,856
Zimmer Holdings, Inc.	1,429	91,856

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments

Investments	Shares	Value
Healthcare - Products–3.0% (continued)
Total Healthcare - Products		$256,475
Healthcare - Services–6.1%
Aetna, Inc.	1,778	89,184
Coventry Health Care, Inc.	2,602	92,553
HCA Holdings, Inc.	3,030	74,962
Health Net, Inc.*	2,216	88,020
Humana, Inc.	843	77,961
UnitedHealth Group, Inc.	1,478	87,113
Total Healthcare - Services		509,793
Home Builders–1.1%
Thor Industries, Inc.	3,030	95,627
Home Furnishings–1.3%
Tempur-Pedic International, Inc.*	1,262	106,551
Household Products / Wares–1.0%
Scotts Miracle-Gro Co. (The), Class A	1,538	83,298
Housewares–2.0%
Newell Rubbermaid, Inc.	4,545	80,946
Toro Co. (The)	1,200	85,332
Total Housewares		166,278
Insurance–1.0%
Alleghany Corp.*	245	80,630
Internet–5.7%
Ancestry.com, Inc.*	3,145	71,517
Aol, Inc.*	5,046	95,723
Liberty Interactive Corp., Class A*	4,434	84,645
Opentable, Inc.*	1,745	70,620
Travelzoo, Inc.*	3,178	73,094
Yahoo! Inc.*	5,623	85,582
Total Internet		481,181
Iron/Steel–0.9%
Cliffs Natural Resources, Inc.	1,100	76,186
Lodging–1.2%
Wyndham Worldwide Corp.	2,158	100,369

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments

Investments	Shares	Value
Machinery - Diversified–1.2%
Nordson Corp.	1,801	$98,173
Media–4.9%
Cablevision Systems Corp., Class A	5,690	83,529
Discovery Communications, Inc., Class A*	1,734	87,740
McGraw-Hill Cos., Inc. (The)	1,713	83,029
Sirius XM Radio, Inc.*	36,306	83,867
Viacom, Inc., Class B	1,658	78,689
Total Media		416,854
Metal Fabricate / Hardware–1.1%
Valmont Industries, Inc.	756	88,762
Miscellaneous Manufacturing–1.0%
Danaher Corp.	1,556	87,136
Pharmaceuticals–3.0%
Forest Laboratories, Inc.*	2,459	85,303
Omnicare, Inc.	2,411	85,759
ViroPharma, Inc.*	2,693	80,978
Total Pharmaceuticals		252,040
Retail–5.1%
AutoZone, Inc.*	223	82,912
Copart, Inc.*	3,322	86,605
Domino's Pizza, Inc.	2,134	77,464
Home Depot, Inc. (The)	1,991	100,167
O'Reilly Automotive, Inc.*	938	85,686
Total Retail		432,834
Semiconductors–7.6%
Applied Materials, Inc.	6,319	78,609
Atmel Corp.*	8,157	80,428
Cypress Semiconductor Corp.	3,973	62,098
Gt Advanced Technologies, Inc.*	9,979	82,526
Intel Corp.	3,002	84,386
Lam Research Corp.*	2,011	89,731
QLogic Corp.*	5,112	90,789
Silicon Laboratories, Inc.*	1,716	73,788
Total Semiconductors		642,355

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments

Investments	Shares	Value
Software–4.1%
Akamai Technologies, Inc.*	2,573	$94,429
BMC Software, Inc.*	2,073	83,252
Ebix, Inc.	3,488	80,782
Fair Isaac Corp.	2,030	89,117
Total Software		347,580
Telecommunications–2.1%
Neustar, Inc., Class A*	2,389	88,990
Plantronics, Inc.	2,281	91,833
Total Telecommunications		180,823
Transportation–2.0%
C.H. Robinson Worldwide, Inc.	1,245	81,535
Landstar System, Inc.	1,522	87,850
Total Transportation		169,385
Total Common Stocks (Cost $7,397,996)		7,915,428
FOREIGN STOCKS–6.0%
Agriculture–1.0%
Bunge Ltd. (Bermuda)	1,234	84,455

Commercial Services–1.0%
VistaPrint NV (Netherlands)*	2,253	87,079

Pharmaceuticals–1.0%
Warner Chilcott PLC, Class A (Ireland)*	4,956	83,310

Semiconductors–2.0%
Avago Technologies Ltd. (Singapore)	2,256	87,916
Marvell Technology Group Ltd. (Bermuda)*	5,246	82,520
Total Semiconductors		170,436
Telecommunications–1.0%
Amdocs Ltd. (Guernsey)*	2,645	83,529

Total Foreign Stocks (Cost $483,690)		508,809
Total Investments–99.9% (Cost $7,881,686)		8,424,237
Other Assets in Excess of Liabilities–0.1%		8,609
Net Assets–100.0%		$8,432,846

ADVISORSHARES TRUST
TRIMTABS FLOAT SHRINK ETF
Schedule of Investments

____________

*	Non-income producing security

ADVISORSHARES TRUST
ACTIVE BEAR ETF
Schedule of Investments

March 31, 2012 (Unaudited)
Investments	Shares	Value
MONEY MARKET FUND–58.5%
Fidelity Institutional Government Money Market Portfolio - Class III	105,781,988	$105,781,988

Total Investments Before Securities Sold, Not Yet Purchased (Cost $105,781,988)

Securities Sold, Not Yet Purchased –(98.0)%
COMMON STOCKS–(92.8)%
Aerospace/Defense–(3.2)%
Rockwell Collins, Inc.	100,039	(5,758,245)
Apparel–(8.4)%
Deckers Outdoor Corp.*	34,574	(2,179,891)
Hanesbrands, Inc.*	138,524	(4,091,999)
Iconix Brand Group, Inc.*	276,800	(4,810,784)
Under Armour, Inc., Class A*	43,800	(4,117,200)
Total Apparel		(15,199,874)
Auto Parts & Equipment–(6.7)%
Goodyear Tire & Rubber Co. (The)*	693,100	(7,776,582)
Johnson Controls, Inc.	135,600	(4,404,288)
Total Auto Parts & Equipment		(12,180,870)
Banks–(3.5)%
BancorpSouth, Inc.	149,500	(2,013,765)
Citigroup, Inc.	120,600	(4,407,930)
Total Banks		(6,421,695)
Beverages–(2.7)%
Green Mountain Coffee Roasters, Inc.*	103,020	(4,825,457)
Chemicals–(2.4)%
International Flavors & Fragrances, Inc.	74,200	(4,348,120)
Commercial Services–(5.7)%
Accretive Health, Inc.*	114,591	(2,288,382)
FTI Consulting, Inc.*	116,650	(4,376,708)
Green Dot Corp., Class A*	137,150	(3,637,218)
Total Commercial Services		(10,302,308)

ADVISORSHARES TRUST
ACTIVE BEAR ETF
Schedule of Investments

Investments	Shares	Value
Computers–(4.7)%
Maxwell Technologies, Inc.*	140,180	$(2,569,499)
SanDisk Corp.*	119,100	(5,906,169)
Total Computers		(8,475,668)
Electrical Components & Equipment–(5.2)%
Energizer Holdings, Inc.*	80,834	(5,996,266)
Universal Display Corp.*	95,566	(3,491,026)
Total Electrical Components & Equipment		(9,487,292)
Electronics–(2.0)%
FLIR Systems, Inc.	144,600	(3,659,826)
Energy–(1.9)%
Walter Energy, Inc.	58,000	(3,434,180)
Engineering & Construction–(2.3)%
Aecom Technology Corp.*	189,200	(4,232,404)
Hand / Machine Tools–(2.4)%
Snap-On, Inc.	71,061	(4,332,589)
Healthcare - Products–(3.7)%
Steris Corp.	100,400	(3,174,648)
Varian Medical Systems, Inc.*	50,000	(3,448,000)
Total Healthcare - Products		(6,622,648)
Home Builders–(1.6)%
Pultegroup, Inc.*	330,201	(2,922,279)
Internet–(10.1)%
Amazon.com, Inc.*	22,700	(4,596,977)
Constant Contact, Inc.*	149,000	(4,438,710)
Netflix, Inc.*	18,100	(2,082,224)
Opentable, Inc.*	177,035	(7,164,606)
Total Internet		(18,282,517)
Iron/Steel–(3.2)%
Allegheny Technologies, Inc.	139,200	(5,730,864)
Machinery - Diversified–(2.4)%
Flowserve Corp.	36,960	(4,269,250)

ADVISORSHARES TRUST
ACTIVE BEAR ETF
Schedule of Investments

Investments	Shares	Value
Media–(1.5)%
Scripps Networks Interactive, Inc., Class A	56,700	$(2,760,723)
Retail–(6.2)%
Best Buy Co., Inc.	134,616	(3,187,707)
CarMax, Inc.*	149,100	(5,166,315)
Tiffany & Co.	40,200	(2,779,026)
Total Retail		(11,133,048)
Software–(6.0)%
Allscripts Healthcare Solutions, Inc.*	319,846	(5,309,444)
Medidata Solutions, Inc.*	94,493	(2,517,293)
Pegasystems, Inc.	36,200	(1,381,392)
Salesforce.com, Inc.*	10,100	(1,560,551)
Total Software		(10,768,680)
Telecommunications–(4.5)%
Ciena Corp.*	235,200	(3,807,888)
Juniper Networks, Inc.*	186,600	(4,269,408)
Total Telecommunications		(8,077,296)
Textiles–(2.5)%
Mohawk Industries, Inc.*	68,200	(4,535,982)
Total Common Stocks [Proceeds Received $(162,232,703)]		(167,761,815)
FOREIGN STOCKS–(5.2)%
Banks–(0.9)%
Deutsche Bank AG (Germany)(a)	34,000	(1,692,860)
Healthcare - Services–(1.9)%
Icon PLC (Ireland)* (b)	163,000	(3,458,860)
Telecommunications–(2.4)%
Telefonaktiebolaget LM Ericsson (Sweden)(b)	419,200	(4,321,952)

Total Foreign Stocks [Proceeds Received $(8,260,073)]		(9,473,672)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(170,492,776)]		(177,235,487)

Total Investments–-(39.5)% [Cost $(64,710,788)]		(71,453,499)
Other Assets in Excess of Liabilities–139.5%		252,267,993
Net Assets–100.0%		$180,814,494

____________

*	Non-income producing security
(a)	Registered Shares
(b)	American Depositary Receipt

ADVISORSHARES TRUST
ROCKLEDGE SECTORSAM ETF
Schedule of Investments

March 31, 2012 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–108.3%
Energy Select Sector SPDR Fund	9,265	$664,578
Financial Select Sector SPDR Fund	46,444	732,886
Materials Select Sector SPDR Fund	18,583	687,014
Technology Select Sector SPDR Fund	23,614	711,962
Total Investments Before Securities Sold, Not Yet Purchased (Cost $2,621,638)		2,796,440

Securities Sold, Not Yet Purchased
EXCHANGE TRADED FUNDS–(98.7)%
Consumer Discretionary Select Sector SPDR Fund	13,311	(600,326)
Consumer Staples Select Sector SPDR Fund	18,112	(617,257)
Health Care Select Sector SPDR Fund	15,984	(600,839)
Industrial Select Sector SPDR Fund	14,765	(552,506)
Utilities Select Sector SPDR Fund	5,058	(177,283)
Total Securities Sold, Not Yet Purchased [Proceeds Received $(2,406,987)]		(2,548,211)

Total Investments–9.6% (Cost $214,651)		248,229
Other Assets in Excess of Liabilities–90.4%		2,333,549
Net Assets–100.0%		$2,581,778

____________

ADVISORSHARES TRUST
MADRONA GLOBAL BOND ETF
Schedule of Investments

March 31, 2012 (Unaudited)
Investments	Shares	Value
EXCHANGE TRADED FUNDS–99.7%
Asset Allocation Fund–4.0%
PowerShares Convertible Securities Portfolio	1	$23
SPDR Barclays Capital Convertible Securities ETF	16,731	666,898
Total Asset Allocation Fund		666,921
Debt Fund–91.7%
iShares iBoxx $ High Yield Corporate Bond Fund	21,860	1,985,762
iShares iBoxx $ Investment Grade Corporate Bond Fund	25,780	2,982,746
iShares S&P/Citigroup International Treasury Bond Fund	8,320	830,586
PIMCO 1-5 Year US TIPS Index Fund	15,319	828,145
PowerShares Build America Bond Portfolio	22,842	663,789
PowerShares Emerging Markets Sovereign Debt Portfolio	29,598	829,336
PowerShares Insured National Municipal Bond Portfolio	20,029	496,319
PowerShares International Corporate Bond Portfolio	53,830	1,500,242
SPDR DB International Government Inflation-Protected Bond ETF	13,810	834,814
Vanguard Intermediate-Term Government Bond ETF	10,211	660,243
Vanguard Long-Term Government Bond ETF	7,019	491,611
Vanguard Mortgage-Backed Securities ETF	38,295	1,986,362
Vanguard Short-Term Bond ETF	6,138	496,871
Vanguard Short-Term Government Bond ETF	10,892	662,887
Total Debt Fund		15,249,713
Equity Fund–4.0%
PowerShares Financial Preferred Portfolio	36,897	660,456
Total Exchange Traded Funds (Cost $16,293,223)		16,577,090
MONEY MARKET FUND–1.0%
Fidelity Institutional Prime Money Market Portfolio – Class I (Cost $167,135)	167,135	167,135
Total Investments–100.7% (Cost $16,460,358)		16,744,225
Liabilities in Excess of Other Assets–(0.7%)		(115,398)
Net Assets–100.0%		$16,628,827

ETF	- Exchange Traded Fund
TIPS	- Treasury Inflation Protected Securities

ADVISORSHARES TRUST
WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments

March 31, 2012 (Unaudited)
Investments	Shares	Value
COMMON STOCKS–95.0%
Beverages–8.5%
Cia de Bebidas DAS Americas (Brazil)(a)	4,983	$205,898
Coca-Cola Enterprises, Inc.	7,044	201,458
Coca-Cola Femsa SAB de CV (Mexico)(a)	1,724	182,589
Total Beverages		589,945
Biotechnology–3.9%
Novozymes A/S (Denmark)(a)	9,245	270,509
Chemicals–4.7%
Potash Corp. of Saskatchewan, Inc. (Canada)	7,144	326,409
Commercial Services–3.9%
Sgs SA (Switzerland)(a)	14,053	273,331
Computers–3.0%
Infosys Ltd. (India)(a)	3,709	211,524
Cosmetics / Personal Care–4.7%
L'Oreal SA (France)(a)	13,412	330,337
Distribution/Wholesale–6.3%
LI & Fung Ltd. (Hong Kong)(a)	96,265	439,931
Diversified Financial Services–3.1%
Lazard Ltd., Class A (Bermuda)	7,469	213,315
Engineering & Construction–3.3%
ABB Ltd. (Switzerland)* (a)	11,346	231,572
Food–5.9%
BRF - Brasil Foods SA (Brazil)(a)	6,659	133,246
Nestle SA (Switzerland)(a)	4,388	276,444
Total Food		409,690
Healthcare - Products–4.1%
Essilor International SA (France)(a)	6,502	289,144
Holding Companies - Diversified–2.4%
LVMH Moet Hennessy Louis Vuitton SA (France)(a)	4,842	166,129
Insurance–3.8%
ACE Ltd. (Switzerland)	3,574	261,617

ADVISORSHARES TRUST
WCM/BNY MELLON FOCUSED GROWTH ADR ETF
Schedule of Investments

Investments	Shares	Value
March 31, 2012 (Unaudited)
Internet–4.2%
Baidu, Inc. (China)* (a)	2,016	$293,872
Machinery - Diversified–2.8%
Fanuc Corp. (Japan)(a)	6,618	197,349
Oil & Gas Services–4.7%
Core Laboratories N.V. (Netherlands)	2,502	329,188
Pharmaceuticals–4.7%
NOVO Nordisk A/S (Denmark)(a)	2,356	326,801
Retail–10.3%
Arcos Dorados Holdings, Inc., Class A (Argentina)	16,477	298,069
CIE Financiere Richemont SA (Switzerland)(a)	31,827	197,964
Wal-Mart de Mexico SAB de CV (Mexico)(a)	6,654	223,375
Total Retail		719,408
Semiconductors–7.1%
Arm Holdings PLC (United Kingdom)(a)	5,244	148,353
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)(a)	22,814	348,598
Total Semiconductors		496,951
Transportation–3.6%
Canadian National Railway Co. (Canada)	3,159	250,919

Total Common Stocks (Cost $6,265,207)		6,627,941
MONEY MARKET FUND–4.5%
Invesco Government & Agency Portfolio - Private Investment Class (Cost $318,819)	318,819	318,819

Total Investments–99.5% (Cost $6,584,026)		6,946,760
Other Assets in Excess of Liabilities–0.5%		32,289
Net Assets–100.0%		$6,979,049

____________

*	Non-income producing security
(a)	American Depositary Receipt

At March 31, 2012, the cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Net Unrealized Appreciation Futures

Dent Tactical ETF	$6,849,964	$51,285	$(21,928)	$29,357	$—

Accuvest Global Long Short ETF	755,674	676,583	(469,168)	207,415	1,385

Cambria Global Tactical ETF	94,492,487	3,979,288	(286,334)	3,692,954	—

WCM/BNY Mellon Focused
Growth ADR ETF	6,584,026	650,751	(288,017)	362,734	—

Peritus High Yield ETF	87,618,541	1,127,250	(2,559,805)	(1,432,555)	—

Active Bear ETF	(64,710,788)	4,585,498	(11,328,209)	(6,742,711)	—

Madrona Domestic ETF	14,908,880	1,670,101	(403,355)	1,266,746	—

Madrona International ETF	13,521,562	803,113	(991,035)	(187,922)	—

Madrona Global Bond ETF	16,460,358	354,801	(70,934)	283,867	—

Meidell Tactical Advantage ETF	4,740,888	75,431	(600)	74,831	—

Trimtabs Float Shrink ETF	7,881,686	629,190	(86,639)	542,551	—

Rockledge SectorSAM ETF	214,651	174,802	(141,224)	33,578	—

Accuvest Global Opportunities ETF	14,210,148	232,067	(151,405)	80,662	—

The Funds utilizes various inputs in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Funds’ assets carried at fair value:

	Dent Tactical ETF	Accuvest Global Long Short ETF	Cambria Global Tactical ETF	WCM/BNY Mellon Focused Growth ADR ETF	Peritus High Yield ETF	Active Bear ETF	Madrona Domestic ETF	Madrona International ETF	Madrona Global Bond ETF	Meidell Tactical Advantage ETF	TrimTabs Float Shrink ETF	Rockledge SectorSAM	Accuvest Global Opportunities
Assets
Level 1
Exchange Traded Funds	$6,663,262	$14,217,323	$93,883,201	$—	$—	$—	$—	$—	$16,577,090	$4,645,914	$—	$2,796,440	$14,164,205
Common Stocks	—	—	—	6,627,941	—	—	16,121,652	13,287,132	—	—	8,424,237	—	—
Money Market Fund	216,059	904,600	4,302,240	318,819	3,944,419	105,781,988	53,974	46,508	167,135	169,805	—	—	126,605
Other Investments†	—	1,385	—	—	—	—	—	—	—	—	—	—	—

Level 2
Corporate Bonds	—	—	—	—	74,893,114	—	—	—	—	—	—	—	—
Foreign Bonds	—	—	—	—	7,348,453	—	—	—	—	—	—	—	—

Level 3	—	—	—	—	—	—	—	—	—	—	—	—	—

Liabilities
Level 1
Exchange Traded Funds	—	(14,158,834)	—	—	—	—	—	—	—	—	—	(2,548,211)	—
Common Stocks	—	—	—	—	—	(177,235,487)	—	—	—	—	—	—	—

Level 2
Other Investments†	—	—	—	—	—	—	—	—	—	—	—	—	—

Level 3	—	—	—	—	—	—	—	—	—	—	—	—	—

Total	$6,879,321	$964,474	$98,185,441	$6,946,760	$86,185,986	$(71,453,499)	$16,175,626	$13,333,640	$16,744,225	$4,815,719	$8,424,237	$248,229	$14,290,810

†	Derivative instruments, including swap contracts, are valued at the net unrealized gain(loss) on the instrument.

The Funds did not hold any Level 3 securities during the period reported.

Item 2.    Controls and Procedures.

(a)	The Registrant’s Principal Executive and Treasurer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each Principal Executive Officer and Treasurer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AdvisorShares Trust

By:	/s/ Noah Hamman
Noah Hamman
Chief Executive Officer

Date:	May 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Noah Hamman
Noah Hamman
Chief Executive Officer

Date:	May 25, 2012

By:	/s/ Dan Ahrens
Dan Ahrens
Treasurer

Date:	May 25, 2012